LEASES - Amounts recognized in profit or loss (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASES
Depreciation expense of right-of-use assets	Rp 5,662	Rp 5,451
Expense relating to short-term leases	4,638	3,689
Interest expense on lease liabilities	1,469	1,348
Expense relating to leases of low-value assets	Rp 16	Rp 4